Document and Entity Information	Jul. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000919864
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	Finward Bancorp
Entity Incorporation State Country Code	IN
Entity File Number	000-26128
Entity Tax Identification Number	35-1927981
Entity Address, Address Line One	9204 Columbia Avenue
Entity Address, City or Town	Munster
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46321
City Area Code	(219)
Local Phone Number	836-4400
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false